CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series B Preferred Stock [Member]
Balance, shares at Dec. 31, 2020			2,600,000	10,675		89,275,002
Balance at Dec. 31, 2020	$ 428,570		$ 26			$ 893	$ 1,020,164	$ 69	$ (592,582)
Net income	57,394								57,394
Issuance of stock, shares					400
Issuance of stock	254						254
Issuance of restricted stock and compensation cost, shares (Note 11(h))						8,260,000
Issuance of restricted stock and compensation cost (Note 11(h))	7,442					$ 83	7,359
Stock repurchased and retired, shares (Note 11(e))						(12,862,744)
Stock repurchased and retired (Note 11(e))	(45,369)					$ (129)	(45,240)
Dividends on series B preferred stock (Note 11(b))	(5,769)								(5,769)
Dividends on common stock (Note 11(f))	(8,820)								(8,820)
OceanPal Inc. spin-off (Note 11(g))	(40,509)								(40,509)
Other comprehensive income	2							2
Balance, shares at Dec. 31, 2021			2,600,000	10,675	400	84,672,258
Balance at Dec. 31, 2021	393,195		$ 26			$ 847	982,537	71	(590,286)
Net income	119,063								119,063
Issuance of stock, shares						877,581
Issuance of stock	5,322					$ 9	5,313
Issuance of restricted stock and compensation cost, shares (Note 11(h))						1,470,000
Issuance of restricted stock and compensation cost (Note 11(h))	9,282					$ 15	9,267
Stock repurchased and retired, shares (Note 11(e))						(820,000)
Stock repurchased and retired (Note 11(e))	(3,799)					$ (8)	(3,791)
Issuance of common stock for vessel acquisitions, shares (Notes 6 and 11(e))						16,453,780
Issuance of common stock for vessel acquisitions (Notes 6 and 11(e))	67,853					$ 164	67,689
Dividends on series B preferred stock (Note 11(b))	(5,769)								(5,769)
Dividends on common stock (Note 11(f))	(79,812)								(79,812)
Dividends in kind (Note 9(g))	(18,189)								(18,189)
Other comprehensive income	182							182
Balance, shares at Dec. 31, 2022			2,600,000	10,675	400	102,653,619
Balance at Dec. 31, 2022	487,328		$ 26			$ 1,027	1,061,015	253	(574,993)
Net income	49,844								49,844
Issuance of stock, shares						6,628,493
Issuance of stock	22,846					$ 66	22,780
Issuance of restricted stock and compensation cost, shares (Note 11(h))						1,750,000
Issuance of restricted stock and compensation cost (Note 11(h))	9,938					$ 18	9,920
Issuance of common stock for vessel acquisitions, shares (Notes 6 and 11(e))						2,033,613
Issuance of common stock for vessel acquisitions (Notes 6 and 11(e))	7,730					$ 20	7,710
Dividends on series B preferred stock (Note 11(b))		$ (5,769)								$ (5,769)
Dividends on common stock (Note 11(f))	(64,276)								(64,276)
Warrants (Note 11(g))	(7,914)								(7,914)
Dividends in kind (Note 9(g))	(10,761)								(10,761)
Other comprehensive income	55							55
Balance, shares at Dec. 31, 2023			2,600,000	10,675	400	113,065,725
Balance at Dec. 31, 2023	$ 489,021		$ 26			$ 1,131	$ 1,101,425	$ 308	$ (613,869)